UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (98.1%)

	CONSUMER DISCRETIONARY (15.3%)
4,000	AutoZone, Inc. *	$1,690,920
6,800	BorgWarner, Inc.	689,452
22,400	Brinker International, Inc.	907,872
6,000	Buckle, Inc. (The) (1)	324,300
7,600	Buffalo Wild Wings, Inc. *	845,272
17,500	Darden Restaurants, Inc.	810,075
12,300	Dick’s Sporting Goods, Inc.	656,574
9,000	Domino’s Pizza, Inc.	611,550
7,300	Genuine Parts Co.	590,497
8,700	Gildan Activewear, Inc.	404,028
33,000	LKQ Corp. *	1,051,380
15,300	McDonald’s Corp.	1,472,013
14,000	NIKE, Inc. Class B	1,016,960
3,200	O’Reilly Automotive, Inc. *	408,288
10,400	Penn National Gaming, Inc. *	575,744
9,300	Starbucks Corp.	715,821
44,000	TJX Companies, Inc. (The)	2,481,160
2,600	VF Corp.	517,530
8,400	Wolverine World Wide, Inc.	489,132
24,800	Yum! Brands, Inc.	1,770,472
		18,029,040
	CONSUMER STAPLES (11.0%)
3,100	Boston Beer Co., Inc. (The) Class
	A *	757,051
4,900	British American Tobacco PLC
	ADR (1)	515,235
4,000	Bunge Ltd.	303,640
11,400	Casey’s General Stores, Inc.	837,900
26,000	Church & Dwight Co., Inc.	1,561,300
7,000	Costco Wholesale Corp.	805,840
7,500	Energizer Holdings, Inc.	683,625
40,500	Flowers Foods, Inc.	868,320
21,000	General Mills, Inc.	1,006,320
33,000	Hormel Foods Corp.	1,389,960
15,700	Ingredion, Inc.	1,038,869
18,100	J&J Snack Foods Corp.	1,461,032
9,000	PepsiCo, Inc.	715,500
6,000	Reynolds American, Inc.	292,680
12,000	Whole Foods Market, Inc.	702,000
		12,939,272
	ENERGY (3.2%)
6,000	Chevron Corp.	729,000
2,000	Core Laboratories N.V.	338,420
14,000	Enbridge, Inc.	584,360
10,000	EQT Corp.	887,200
5,600	FMC Technologies, Inc. *	310,352
13,400	Noble Energy, Inc.	897,934
		3,747,266
	FINANCIALS (6.5%)
8,000	Affiliated Managers Group, Inc. *	1,461,120
20,000	AFLAC, Inc.	1,239,800
9,000	American Tower Corp. REIT	667,170
6,000	Bank of Montreal	400,920
3,000	BlackRock, Inc.	811,860
2,300	Camden Property Trust REIT	141,312

Shares		Value
500	Everest Re Group Ltd.	$72,705
6,300	M&T Bank Corp.	705,096
4,400	MetLife, Inc.	206,580
2,000	PartnerRe Ltd.	183,080
5,000	Prudential Financial, Inc.	389,900
8,000	Royal Bank of Canada	513,680
4,900	Stifel Financial Corp. *	201,978
8,400	T. Rowe Price Group, Inc.	604,212
		7,599,413
	HEALTH CARE (11.6%)
11,600	Alexion Pharmaceuticals, Inc. *	1,347,456
9,600	Allergan, Inc.	868,320
5,800	C.R. Bard, Inc.	668,160
13,740	Catamaran Corp. *	631,353
24,400	Cerner Corp. *	1,282,220
800	Cooper Cos., Inc. (The)	103,752
1,500	DaVita HealthCare Partners, Inc. *	85,350
3,900	DENTSPLY International, Inc.	169,299
8,000	Edwards Lifesciences Corp. *	557,040
15,340	Express Scripts Holding Co. *	947,705
12,700	Henry Schein, Inc. *	1,316,990
5,400	IDEXX Laboratories, Inc. *	538,110
2,800	McKesson Corp.	359,240
8,400	Mednax, Inc. *	843,360
4,700	Mettler-Toledo International, Inc. *	1,128,423
9,100	Novo Nordisk A/S ADR	1,539,902
10,000	Teva Pharmaceutical Industries
	Ltd. ADR	377,800
10,200	Thermo Fisher Scientific, Inc.	939,930
		13,704,410
	INDUSTRIALS (27.7%)
7,800	Acuity Brands, Inc.	717,756
36,750	AMETEK, Inc.	1,691,235
11,100	Canadian National Railway Co.	1,125,207
800	Canadian Pacific Railway Ltd.	98,640
10,000	Chicago Bridge & Iron Co. N.V.	677,700
15,000	CLARCOR, Inc.	832,950
6,000	Clean Harbors, Inc. *	351,960
20,700	Danaher Corp.	1,434,924
31,000	Donaldson Co., Inc.	1,182,030
3,000	Eaton Corp. PLC	206,520
4,800	Equifax, Inc.	287,280
2,400	Esterline Technologies Corp. *	191,736
8,000	Fastenal Co.	402,000
7,000	FedEx Corp.	798,770
7,900	General Dynamics Corp.	691,408
7,300	Graco, Inc.	540,638
11,187	HEICO Corp.	757,807
15,000	IDEX Corp.	978,750
3,500	IHS, Inc. Class A *	399,630
5,850	ITT Corp.	210,308
6,800	J.B. Hunt Transport Services, Inc.	495,924
9,000	Kansas City Southern	984,240
15,700	Kirby Corp. *	1,358,835
5,400	L-3 Communications Holdings,
	Inc.	510,300
2,000	Lincoln Electric Holdings, Inc.	133,240
2,300	Middleby Corp. (The) *	480,493

1

The Value Line Fund, Inc.

September 30, 2013

Shares		Value
9,200	Parker Hannifin Corp.	$1,000,224
5,700	Precision Castparts Corp.	1,295,268
16,000	Republic Services, Inc.	533,760
79,600	Rollins, Inc.	2,110,196
12,400	Roper Industries, Inc.	1,647,588
12,000	Stericycle, Inc. *	1,384,800
14,600	Toro Co. (The)	793,510
8,800	Union Pacific Corp.	1,366,992
11,400	United Technologies Corp.	1,229,148
5,600	Valmont Industries, Inc.	777,896
4,900	W.W. Grainger, Inc.	1,282,379
7,700	Wabtec Corp.	484,099
25,300	Waste Connections, Inc.	1,148,873
		32,595,014
	INFORMATION TECHNOLOGY (10.2%)
19,600	Accenture PLC Class A	1,443,344
8,300	Alliance Data Systems Corp. *	1,755,201
7,000	Amphenol Corp. Class A	541,660
3,700	Anixter International, Inc. *	324,342
13,500	ANSYS, Inc. *	1,168,020
6,500	Automatic Data Processing, Inc.	470,470
16,000	Cognizant Technology Solutions
	Corp. Class A *	1,313,920
3,500	Equinix, Inc. *	642,775
2,000	Fiserv, Inc. *	202,100
2,300	MasterCard, Inc. Class A	1,547,394
2,800	MICROS Systems, Inc. *	139,832
8,800	Open Text Corp.	656,920
24,000	Salesforce.com, Inc. *	1,245,840
6,100	WEX, Inc. *	535,275
		11,987,093
	MATERIALS (9.2%)
3,000	Airgas, Inc.	318,150
12,000	Ball Corp.	538,560
25,600	Crown Holdings, Inc. *	1,082,368
12,000	Ecolab, Inc.	1,185,120
23,400	FMC Corp.	1,678,248
2,000	NewMarket Corp. (1)	575,820
10,000	Packaging Corp. of America	570,900
10,300	Praxair, Inc.	1,238,163
12,000	Scotts Miracle-Gro Co. (The) Class
	A	660,360
11,400	Sigma-Aldrich Corp.	972,420
25,900	Silgan Holdings, Inc.	1,217,300
12,400	Valspar Corp. (The)	786,532
		10,823,941
	TELECOMMUNICATION SERVICES (0.8%)
13,000	Crown Castle International Corp. *	949,390
	UTILITIES (2.6%)
10,000	ITC Holdings Corp.	938,600
4,000	NextEra Energy, Inc.	320,640
15,000	ONEOK, Inc.	799,800
23,000	Questar Corp.	517,270

Shares		Value
10,900	Wisconsin Energy Corp.	$440,142
		3,016,452
	TOTAL COMMON STOCKS
	(Cost $67,666,498) (98.1%)	115,391,291

Principal
Amount		Value
SHORT-TERM INVESTMENTS (2.7%)
	REPURCHASE AGREEMENTS (1.9%)
$2,300,000	With Morgan Stanley, 0.02%,
	dated 09/30/13, due 10/01/13,
	delivery value $2,300,001
	(collateralized by $2,340,000
	U.S. Treasury Notes 1.000% due
	03/31/17, with a value of
	$2,351,673)	2,300,000

	JOINT REPURCHASE AGREEMENTS
	(INVESTMENTS OF CASH COLLATERAL FOR
	SECURITIES ON LOAN) (0.8%)
343,097	Joint Repurchase Agreement with
	Morgan Stanley, 0.05%, dated
	09/30/13, due 10/01/13, delivery
	value $343,097 (collateralized by
	$349,958 U.S. Treasury STRIPS
	Zero Coupon Notes due 11/15/15
	- 08/15/23, U.S. Treasury Notes
	0.250% - 1.250% due 09/15/15 -
	09/30/15, U.S. Treasury Bonds
	6.125% due 11/15/27, with a
	value of $346,373)	343,097
358,692	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13,
	due 10/01/13, delivery value
	$358,692 (collateralized by
	$365,867 U.S. Treasury Inflation
	Indexed Notes 0.500% due
	04/15/15, with a value of
	$365,047)	358,692
233,929	Joint Repurchase Agreement with
	Credit Suisse First Boston,
	0.05%, dated 09/30/13, due
	10/01/13, delivery value
	$233,930 (collateralized by
	$238,631 U.S. Treasury Notes
	0.250% due 10/15/15, with a
	value of $238,357)	233,929
		935,718
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $3,235,718) (2.7%)	3,235,718

2

The Value Line Fund, Inc.

Schedule of Investments (unaudited)
Principal
Amount	Value

TOTAL INVESTMENT
SECURITIES (100.8%)
(Cost $70,902,216)	$118,627,009

EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-0.8%)	(947,034)
NET ASSETS (2) (100%)	$117,679,975
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($117,679,975 ÷ 9,517,625 shares outstanding)	$12.36

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $921,150.
(2)	For federal income tax purposes, the aggregate cost was $70,902,216, aggregate gross unrealized appreciation was $47,873,556, aggregate gross unrealized depreciation was $148,763 and the net unrealized appreciation was $47,724,793.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$115,391,291	$0	$0	$115,391,291
Short-Term Investments	0	3,235,718	0	3,235,718
Total Investments in Securities	$115,391,291	$3,235,718	$0	$118,627,009

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013